Summary of Significant Accounting Policies - Schedule of Changes in Fair Value of Liabilities (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value recurring, basis unobservable input reconciliation, liability gain (loss), statement of other comprehensive income, extensible list, not disclosed flag	Change in Fair Value	Change in Fair Value
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 3	$ 10,564
Stock Repurchase Liability		(10,000)
Warrant Liability		(561)
Fair value at end of period		3
Fair Value, Inputs, Level 3 | Warrant Liability (Level 3) | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	3	564
Warrant Liability	0	(561)
Fair value at end of period	3	3
Fair Value, Inputs, Level 3 | Stock Repurchase Liability | Fair Value, Recurring
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 0	10,000
Stock Repurchase Liability		(10,000)
Fair value at end of period		$ 0